Note 12 - Share Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
12.	Share capital

(a)	Authorized

Unlimited common shares without par value

(b)	Share issuances

Year ended
December 31, 2017:

i.	On
January 24, 2017,
the Company closed a brokered equity
offering for gross proceeds of
$41,172
(the
“January
Offering”). Under the terms of the
January
Offering, the Company issued an aggregate of
4,590,818
flow-through shares at a price of
$5.01
per flow-through share and
4,951,584
common shares at a price of
$3.67
per common share. Share issue costs related to the
January
Offering totalled
$2,261,
which included
$2,022
in commissions, and
$239
in other issuance costs. The gross proceeds from the
January
Offering were also offset by
$6,151,
an amount related to the flow-through share premium liability (note
10
). A reconciliation of the impact of the
January
Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $3.67 per share	4,951,584	$18,172
Flow-through shares issued at $5.01 per share	4,590,818	23,000
Cash share issue costs	-	(2,261)
Proceeds net of share issue costs	9,542,402	38,911
Flow-through share premium liability	-	(6,151)
	9,542,402	$32,760

ii.	During the year ended
December 31, 2017,
453,000
shares were issued as a result of share options being exercised with a weighted average exercise price of approximately
$1.18
for gross proceeds of
$536.
Attributed to these share options, fair value of
$377
was transferred from the share option and warrant reserve and recorded against share capital.

iii.	During the year ended
December 31, 2017,
1,954,011
shares were issued as a result of share purchase warrants being exercised with a weighted average exercise price of approximately
$1.60
for gross proceeds of
$3,121.
Attributed to these share purchase warrants, fair value of
$1,523
was transferred from the share option and warrant reserve and recorded against share capital.

Year ended
December 31, 2016:

iv.	On
September 7, 2016,
pursuant to the Homestake Arrangement, the Company issued
4,068,124
common shares with a fair value of
$13,262,
$3.26
per common share, to Homestake shareholders in connection with its acquisition of Homestake (note
4
). An additional
222,603
common shares with a fair value of
$726,
$3.26
per common share, were issued as finders’ fees in relation to the transaction.

v.	On September 7, 2016, 437,675 common shares were issued at $2.30 per common share under debt settlement agreements, to Homestake creditors in order to settle accounts payable of $1,007.

vi.	On
May 4, 2016,
the Company closed a bought deal financing for gross proceeds of
$14,945
(the
“2016
Offering”). Under the terms of the
2016
Offering, a syndicate of underwriters led by Beacon Securities Limited (the “Underwriters”) agreed to purchase, on a bought deal basis pursuant to the filing of a short form prospectus, an aggregate of
4,732,700
flow-through shares at a price of
$1.89
per flow-through share and
4,285,714
common shares at a price of
$1.40
per common share. Share issue costs related to the
2016
Offering totaled
$1,721,
which included
$897
in commissions, the fair value of
$427
related to
541,104
share purchase warrants issued to the underwriters and
$397
in other issuance costs. The gross proceeds from the
2016
Offering were also offset by
$2,319,
an amount related to the flow-through share premium liability, which was fully amortized at
December 31, 2016.
A reconciliation of the impact of the
2016
Offering on the common shares is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $1.40 per share	4,285,714	$6,000
Flow-through shares issued at $1.89 per share	4,732,700	8,945
Cash share issue costs		(1,294)
Proceeds net of share issue costs		13,651
Fair value of warrants issued		(427)
Flow-through share premium liability		(2,319)
	9,018,414	$10,905

vii.	During the year ended
December 31, 2016,
577,878
shares were issued as a result of share options being exercised with a weighted average exercise price of
$0.90
for gross proceeds of
$518.
Attributed to these share options, fair value of
$372
was transferred from the share option and warrant reserve and recorded against share capital.

viii.	During the year ended
December 31, 2016,
3,643,394
shares were issued as a result of share purchase warrants being exercised with a weighted average exercise price of
$1.65
for gross proceeds of
$6,010.
Attributed to these share purchase warrants, fair value of
$2,206
was transferred from the share option and warrant reserve and recorded against share capital.